Bank Loans-Current - Schedule of Annual Maturities Long-Term Debt (Details) - Sep. 30, 2024	HKD ($)	USD ($)
Schedule of Annual Maturities Long-Term Debt [Abstract]
2025	$ 594,627	$ 76,535
2026	305,485	39,320
Long term debt	$ 900,112	$ 115,855